Consolidated Statements of Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
NET INCOME	$ 56,471	¥ 5,317,347	¥ 3,574,510	¥ 3,000,959
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX (Note 15):
Foreign currency translation adjustments	956	90,014	(9,539)	(43,435)
Unrealized holding gain (loss) on securities	2,724	256,521	102,745	(245,085)
Defined benefit pension plans	(629)	(59,252)	(31,605)	34,617
TOTAL COMPREHENSIVE INCOME	59,522	5,604,630	3,636,111	2,747,056
LESS: COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(177)	(16,673)	66,453	202,409
COMPREHENSIVE INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 59,345	¥ 5,587,957	¥ 3,702,564	¥ 2,949,465